Consolidated Statement of Changes in Equity (USD $) In Thousands, unless otherwise specified	Total	Series A Common and Common Shares	Capital in Excess of Par Value	Treasury Common Shares	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Total TDS Shareholders' Equity	Preferred Shares	Noncontrolling Interests
Beginning balance at Dec. 31, 2011	$ 4,602,679	$ 1,326	$ 2,268,711	$ (750,921)	$ (8,854)	$ 2,451,899	$ 3,962,161	$ 830	$ 639,688
Add (Deduct)
Net income (loss) attributable to TDS shareholders	81,861					81,861	81,861
Net income (loss) attributable to noncontrolling interests classified as equity	40,739								40,739
Net unrealized gain (loss) on equity investments	49				49		49
Change in foreign currency translation adjustment	4				4		4
Changes related to retirement plan	669				669		669
TDS Common and Series A Common Share dividends	(53,115)					(53,115)	(53,115)
TDS Preferred dividend requirement	(50)					(50)	(50)
Repurchase of Preferred Shares	(22)					(17)	(17)	(5)
Repurchase of Common Shares	(20,026)			(20,026)			(20,026)
Dividend reinvestment plan	6,923	1	1,148	14,123		(8,349)	6,923
Incentive and compensation plans	(742)		444	6,725		(7,911)	(742)
Adjust investment in subsidiaries for repurchases, issuances and other compensation plans	(2,352)		12,572				12,572		(14,924)
Stock-based compensation awards	20,030		20,030				20,030
Tax windfall (shortfall) from stock awards	(3,179)		(3,179)				(3,179)
Distributions to noncontrolling interests	(20,856)								(20,856)
Adjust investment in subsidiaries for noncontrolling interest purchases	3,658		4,396				4,396		(738)
Other	57								57
Ending balance at Dec. 31, 2012	4,656,327	1,327	2,304,122	(750,099)	(8,132)	2,464,318	4,011,536	825	643,966
Add (Deduct)
Net income (loss) attributable to TDS shareholders	141,927					141,927	141,927
Net income (loss) attributable to noncontrolling interests classified as equity	24,661								24,661
Net unrealized gain (loss) on equity investments	51				51		51
Change in foreign currency translation adjustment	(34)				(34)		(34)
Changes related to retirement plan	7,546				7,546		7,546
TDS Common and Series A Common Share dividends	(55,244)					(55,244)	(55,244)
TDS Preferred dividend requirement	(49)					(49)	(49)
U.S. Cellular dividends paid to noncontrolling public shareholders	(75,235)								(75,235)
Repurchase of Preferred Shares	(6)					(5)	(5)	(1)
Repurchase of Common Shares	(9,692)			(9,692)			(9,692)
Dividend reinvestment plan	9,300		1,619	13,647		(5,966)	9,300
Incentive and compensation plans	10,090		655	24,790		(15,355)	10,090
Adjust investment in subsidiaries for repurchases, issuances and other compensation plans	(270)		(290)				(290)		20
Stock-based compensation awards	14,430		14,430				14,430
Tax windfall (shortfall) from stock awards	(1,311)		(1,311)				(1,311)
Distributions to noncontrolling interests	(3,576)								(3,576)
Adjust investment in subsidiaries for noncontrolling interest purchases	(5,048)		(10,418)				(10,418)		5,370
Deconsolidation of partnerships	(43,770)								(43,770)
Ending balance at Dec. 31, 2013	4,670,097	1,327	2,308,807	(721,354)	(569)	2,529,626	4,117,837	824	551,436
Add (Deduct)
Net income (loss) attributable to TDS shareholders	(136,355)					(136,355)	(136,355)
Net income (loss) attributable to noncontrolling interests classified as equity	(11,614)								(11,614)
Net unrealized gain (loss) on equity investments	341				341		341
Change in foreign currency translation adjustment	48				48		48
Changes related to retirement plan	6,632				6,632		6,632
TDS Common and Series A Common Share dividends	(57,991)					(57,991)	(57,991)
TDS Preferred dividend requirement	(49)					(49)	(49)
Repurchase of Common Shares	(39,096)			(39,096)			(39,096)
Dividend reinvestment plan	9,795		2,702	7,093			9,795
Incentive and compensation plans	(1,466)		(1,580)	5,158		(5,044)	(1,466)
Adjust investment in subsidiaries for repurchases, issuances and other compensation plans	723		12,072				12,072		(11,349)
Stock-based compensation awards	14,182		14,182				14,182
Tax windfall (shortfall) from stock awards	328		328				328
Distributions to noncontrolling interests	(564)								(564)
Ending balance at Dec. 31, 2014	$ 4,455,011	$ 1,327	$ 2,336,511	$ (748,199)	$ 6,452	$ 2,330,187	$ 3,926,278	$ 824	$ 527,909